UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:  __________
     This Amendment (Check only one.):         [ ] is a restatement
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        American Assets Investment Management, LLC
Address:     1145 El Camino Real, Suite 200
             San Diego, CA 92130

Form 13F File Number:  028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ernest S. Rady
	  Chief Investment Officer
Phone:    858.350.2600

Signature, Place, and Date of Signing:

/s/Ernest S. Rady               San Diego, CA               October 27, 2011


Report Type (Check only one):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     110

Form 13F Information Table Value Total:     $124,546

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Form 13F Information Table


NAME OF ISSUER				TITLE OF CLASS	CUSIP		VALUE	SHARES/	SH/	PUT/	INVSTMT   OTHER	VOTING AUTHORITY
									(x$1000)PRN AMT	PRN	CALL	DESCRETN  MANAGERS	SOLE  SHARED  NONE
3M CO					COM 		88579Y101	144 	2,000 			Sole			All
ABBOTT LABS COM			COM 		002824100	2,429 	47,500 			Sole			All
ALCOA INC				COM 		013817101	96 	10,000 			Sole			All
ALEXANDRIA REAL ESTATE          		COM 		015271109	86 	1,400 			Sole			All
AMERICAN ASSETS TR INC			COM 		024013104	359 	20,000 			Sole			All
AMERICAN CAMPUS COMMUNITIES		COM 		024835100	82 	2,200 			Sole			All
AMERICAN ELEC PWR INC			COM 		025537101	1,901 	50,000 			Sole			All
AMERICAN EXPRESS COMPANY		COM 		025816109	404 	9,000 			Sole			All
AMERICAN TOWER CORP			COM 		029912201	129 	2,400 			Sole			All
AMERISOURCEBERGEN CORP		COM 		03073E105	604 	16,200 			Sole			All
APACHE CORP				COM 		037411105	562 	7,000 			Sole			All
APPLE COMPUTER INC			COM 		037833100	3,127 	8,200 			Sole			All
ASSOCIATED ESTATES REALTY CORP	COM 		045604105	71 	4,600 			Sole			All
BANCO SANTANDER CENT HISPANO ADR	COM 		05964H105	911 	113,300 			Sole			All
BANK AMER CORP			COM 		060505104	1,744 	285,000 			Sole			All
BAXTER INTL INC			COM 		071813109	2,554 	45,500 			Sole			All
BERKSHIRE HATHAWAY B			COM 		084670702	18 	250 			Sole			All
BIOMED REALTY TRUST			COM 		09063H107	78 	4,700 			Sole			All
BK NEW YORK MELLON CORP COM		COM 		064058100	1,035 	55,700 			Sole			All
BOSTON PROPERTIES INC			COM 		101121101	53 	600 			Sole			All
BP PLC ADR				COM 		055622104	7,535 	208,900 			Sole			All
BUCKEYE PARTNERS L P			COM 		118230101	938 	15,000 			Sole			All
CAPITAL ONE FINANCIAL			COM 		14040H105	1,173 	29,600 			Sole			All
CAPITAL ONE FINL CORP       		COM 		14040H139	138 	10,000 			Sole			All
CARDINAL HEALTH INC COM		COM 		14149Y108	1,210 	28,891 			Sole			All
CAREFUSION CORP COM			COM 		14170T101	562 	23,445 			Sole			All
CHESAPEAKE ENERGY CORP		COM 		165167107	652 	25,500 			Sole			All
CHEVRON CORP. COMMON STOCK		COM 		166764100	5,778 	62,400 			Sole			All
CISCO SYS INC				COM 		17275R102	2,248 	145,000 			Sole			All
CITIGROUP INC COM			COM 		172967424	379 	14,800 			Sole			All
COCA-COLA CO				COM 		191216100	2,027 	30,000 			Sole			All
CONOCOPHILLIPS				COM 		20825C104	1,140 	18,000 			Sole			All
CORESITE REALTY CORP			COM 		21870Q105	69 	4,800 			Sole			All
COVIDIEN PLC				COM 		G2554F113	1,852 	42,000 			Sole			All
DIGITAL REALTY TRUST			COM 		253868103	72 	1,300 			Sole			All
DUKE ENERGY CORP COM			COM 		26441C105	1,000 	50,000 			Sole			All
EDUCATION REALTY TRUST		COM 		28140H104	80 	9,300 			Sole			All
ENERGY TRANSFER PARTNERS L P		COM 		29273R109	205 	5,000 			Sole			All
EQUITY LIFESTYLE PROPERTIES INC	COM 		29472R108	69 	1,100 			Sole			All
ESSEX PROPERTY TRUST			COM 		297178105	96 	800 			Sole			All
EXCEL TR INC COM			COM 		30068C109	577 	60,000 			Sole			All
EXPRESS SCRIPTS INC CL A			COM 		302182100	519 	14,000 			Sole			All
EXXON MOBIL CORP			COM 		30231G102	1,816 	25,000 			Sole			All
FELCOR LODGING TRUST INC        		COM 		31430F101	41 	17,550 			Sole			All
GENERAL ELEC CO			COM 		369604103	4,960 	325,901 			Sole			All
GOLDMAN SACHS GROUP INC		COM 		38141G104	1,002 	10,600 			Sole			All
GOOGLE INC-CL A				COM 		38259P508	2,369 	4,600 			Sole			All
HARTFORD FINL SVCS GROUP INC		COM 		416515104	654 	40,500 			Sole			All
HARTFORD FINL WTS EXP        		COM 		416515120	96 	10,000 			Sole			All
HEALTH CARE REIT INC			COM 		42217K106	94 	2,000 			Sole			All
HEWLETT PACKARD CO			COM 		428236103	584 	26,000 			Sole			All
HOME PROPERTIES INC			COM 		437306103	62 	1,100 			Sole			All
HOST HOTELS & RESORTS INC		COM 		44107P104	331 	30,297 			Sole			All
INTEL CORP				COM 		458140100	2,198 	103,000 			Sole			All
INTERCONTINENTAL HOTELS		COM 		45857P301	58 	3,600 			Sole			All
INTERNATIONAL BUSINESS MACHS CORP	COM 		459200101	2,098 	12,000 			Sole			All
JOHNSON & JOHNSON			COM 		478160104	2,038 	32,000 			Sole			All
JPMORGAN CHASE & CO			COM 		46625H100	1,054 	35,000 			Sole			All
JPMORGAN CHASE & CO WTS     		COM 		46634E114	223 	24,000 			Sole			All
KROGER CO				COM 		501044101	220 	10,000 			Sole			All
LAS VEGAS SANDS CORP			COM 		517834107	77 	2,000 			Sole			All
LASALLE HOTEL PROPERTIES SBI		COM 		517942108	29 	1,500 			Sole			All
MACERICH CO				COM 		554382101	4,652 	109,126 			Sole			All
MARATHON OIL CORP			COM 		565849106	216 	10,000 			Sole			All
MARRIOT INTERNATIONAL INC		COM 		571903202	95 	3,500 			Sole			All
MCKESSON CORP COM			COM 		58155Q103	1,163 	16,000 			Sole			All
MERCK & CO COM			COM 		58933Y105	1,897 	58,000 			Sole			All
METLIFE INC COM			COM 		59156R108	1,260 	45,000 			Sole			All
MGIC INVT CORP WIS			COM 		552848103	17 	9,000 			Sole			All
MICROSOFT CORP				COM 		594918104	1,568 	63,000 			Sole			All
MORGAN STANLEY			COM 		617446448	317 	23,500 			Sole			All
MYLAN LABS INC				COM 		628530107	287 	16,900 			Sole			ll
NORTHSTAR REALTY FINANCE CORP	COM 		66704R100	127 	38,400 			Sole			All
NOVARTIS AG SPNSRD ADR			COM 		66987V109	714 	12,800 			Sole			All
NV ENERGY INC COM			COM 		67073Y106	294 	20,000 			Sole			All
OMEGA HEALTHCARE INVESTORS INC	COM 		681936100	96 	6,000 			Sole			All
ONEOK PARTNERS L P			COM 		68268N103	821 	17,600 			Sole			All
ORACLE CORP				COM 		68389X105	1,926 	67,000 			Sole			All
OVERSEAS SHIPHOLDING GROUP INC	COM 		690368105	1,113 	81,000 			Sole			All
PEPSICO INC				COM 		713448108	1,919 	31,000 			Sole			All
PFIZER INC				COM 		717081103	1,971 	111,500 			Sole			All
PG & E CORP				COM 		69331C108	1,227 	29,000 			Sole			All
PINNACLE WEST CAP CORP		COM 		723484101	1,932 	45,000 			Sole			All
PNC FINL SVCS GROUP INC     		COM 		693475121	179 	20,000 			Sole			All
PPL CORP				COM 		69351T106	1,142 	40,000 			Sole			All
PRUDENTIAL FINL INC COM		COM 		744320102	515 	11,000 			Sole			All
QUALCOMM INC				COM 		747525103	924 	19,000 			Sole			All
RAYONIER INC				COM 		754907103	77 	2,100 			Sole			All
ROYAL DUTCH SHELL PLC-ADR A		COM 		780259206	3,076 	50,000 			Sole			All
SCHLUMBERGER LTD			COM 		806857108	814 	13,622 			Sole			All
SIMON PROPERTY GROUP INC		COM 		828806109	110 	1,000 			Sole			All
SOUTHERN CO				COM 		842587107	636 	15,000 			Sole			All
STARWOOD HOTELS & RESORTS WW	COM 		85590A401	1,306 	33,650 			Sole			All
STRAGEGIC HOTELS & RESORTS		COM 		86272T106	109 	25,200 			Sole			All
SUN COMMUNITIES			COM 		866674104	90 	2,550 			Sole			All
SUNSTONE HOTEL INVESTORS		COM 		867892101	45 	7,900 			Sole			All
TANGER FACTORY OUTLET CENTER	COM 		875465106	91 	3,500 			Sole			All
TAUBMAN CENTERS INC			COM 		876664103	141 	2,800 			Sole			All
TELEFONICA S A SPON ADR			COM 		879382208	765 	40,000 			Sole			All
TEVA PHARMACEUTICAL SPNSRD ADR	COM 		881624209	744 	20,000 			Sole			All
VEOLIA ENVIRONNEMENT-ADR		COM 		92334N103	218 	15,000 			Sole			All
VODAFONE GROUP SPON ADR		COM 		92857W209	462 	18,000 			Sole			All
WALGREEN CO				COM 		931422109	921 	28,000 			Sole			All
WELLS FARGO & CO COM			COM 		949746101	21,640 	897,162 			Sole			All
WEYERHAEUSER CO			COM 		962166104	16 	1,000 			Sole			All
WYNN RESORTS LTD			COM 		983134107	58 	500 			Sole			All
APACHE CO PFD				PFD		037411808	512 	10,000 			Sole			All
CITIGROUP INC CONV PFD			PFD		172967416	56 	700 			Sole			All
HARTFORD FINL CONV PFD		PFD		416515708	1,329 	69,000 			Sole			All
METLIFE CONV PFD			PFD		59156R116	255 	4,500 			Sole			All